CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
CAPITAL AND RESERVES
NOTE 30 — CAPITAL AND RESERVES

30.1 Issuance of common shares

During the year ended December 31, 2021, 213,686 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 30.93 per share amounting to a total of 6,612.

During the year ended December 31, 2021, 168,669 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company and 235,392 RSU's were vested at an average price of 89.18 per share amounting to a total of 20,992 (non-cash transactions).

On November 30, 2021, the Company issued 7,032 common shares for a total amount of 2,100 as part of the subscription agreement included in the stock purchase agreement signed with Navint's sellers.

On November 17, 2021, the Company issued 2,502 common shares for a total amount of 750 as part of the subscription agreement included in the stock purchase agreement signed with Xappia's sellers.

On July 8, 2021, the Company issued 10,842 common shares for a total amount of 2,372 as part of the subscription agreement included in the stock purchase agreement signed with Walmeric's sellers.

On May 11, 2021, the Company issued 10,088 common shares for a total amount of 2,149 as part of the subscription agreement included in the stock purchase agreement signed with Hybrido Worldwide's sellers. As part of the subscription agreement the Company recognized 2,152 as equity settled agreement, related to common shares that the Company will issued in the future.

On March 15, 2021, the Company issued 8,415 common shares for a total amount of 1,750 as part of the subscription agreement included in the stock purchase agreement signed with Xappia's sellers.

During the year ended December 31, 2020, 175,272 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by certain employees. Options were exercised at an average price of 33.24 per share amounting to a total of 5,825.

During the year ended December 31, 2020, 309,384 RSUs were granted to certain employees and directors of the Company and 219,047 RSUs were vested at an average price of 59.37 per share amounting to a total of 13,005 (non-cash transaction).

On December 18, 2020, the Company issued 189,287 common shares for a total amount of 40,354 as part of the subscription agreement included in the stock purchase agreement signed with Bluecap.

On November 10, 2020, the Company issued 5,551 common shares for a total amount of 1,123 as part of the subscription agreement included in the stock purchase agreement signed with Giant Monkey Robot.

On August 3, 2020, the Company issued 20,918 common shares for a total amount of 3,618 as part of the subscription agreement included in the stock purchase agreement signed with Grupo ASSA's sellers.

On May 7, 2020, the Company issued 2,730 common shares for a total amount of 294 as part of the subscription agreement included in the stock purchase agreement signed with Avanxo's sellers.
On April 20, 2020, the Company issued 6,346 common shares for a total amount of 684 as part of the subscription agreement included in the stock purchase agreement signed with Avanxo's sellers.

On March 10, 2020, the Company issued 2,018 common shares for a total amount of 225 as part of the subscription agreement included in the stock purchase agreement signed with Ratio's sellers.

During the year ended December 31, 2019, 717,240 common shares were issued after vested options arising from the 2012 and 2014 share-based compensation plan were exercised by some employees. Options were exercised at an average price of 22.06 per share amounting to a total of 15,822.

During the year ended December 31, 2019, 309,539 Restricted Stock Units (RSU) were granted to certain employees and directors of the Company. During 2019, 181,860 RSUs were vested at an average price of 37.00 per share amounting to a total of 6,732 (non-cash transaction).

On August 9, 2019, the Company issued 51,471 common shares for a total amount of 5,000 as part of the subscription agreement stated in the stock purchase agreement signed with Belatrix´s seller.

On April 5, 2019, the Company issued 7,654 common shares for a total amount of 400 as part of the subscription agreement stated in the stock purchase agreement signed with Clarice´s sellers.

On March 21 and March 18, 2019, the Company issued 7,517 common shares for a total amount of 449 as part of the subscription agreement stated in the stock purchase agreement signed with Ratio´s sellers.

On March 18, 2019, the Company issued 13,895 common shares for a total amount of 868 as part of the subscription agreement stated in the stock purchase agreement signed with Small Footprint´s sellers.

On February 20 and February 1, 2019, the Company issued 14,778 common shares for a total amount of 845 as part of the subscription agreement stated in the stock purchase agreement signed with Avanxo´s sellers.

On February 15, 2019, the Company issued 3,542 common shares for a total amount of 208 as part of the subscription agreement stated in the stock purchase agreement signed with Pointsource´s sellers.

30.2 Public offerings and agreements

On June 9 2020, 2,300,000 common shares were issued and sold at a price of 135 for a net proceeds of 300,880, which were listed on the New York Stock Exchange. Costs associated with the proceed consisted of agents commissions, legal and professional fees and listing fees.

On May 28 2021, 1,380,000 common shares were issued and sold at a price of 214 for a net proceeds of 286,207, which were listed on the New York Stock Exchange. Cost associated with the proceed consisted of agents commissions, legal and professional fees and listing fees.

As of December 31, 2021, 40,375,915 common shares of the Company's share capital are registered with the SEC and quoted in the New York Stock Exchange.

30.3 Cash flow hedge reserve

The movements in the cash flow hedge reserve were as follows:

	Foreign
	currency risk
	2021	2020

Balance at beginning of the year	281	352
Loss arising on changes in fair value of hedging instruments during the period	(578)	(948)
Loss reclassified to profit or loss – hedged item has affected profit or loss	308	877
Balance at end of the year	11	281